PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 3) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011
Pension and other postretirement benefits
Discretionary contribution	$ 27,300,000	$ 23,600,000
Pension Benefits
Pension and other postretirement benefits
Number of shares of common stock of the company included in plan assets	1.7	1.7
Market value of shares of common stock of the company included in plan assets	48,900,000	49,700,000
Dividends paid on employer shares held by the plan	1,000,000
Number of employer shares issued pursuant to stock split		1.1
Number of employer shares sold		1.1
Employers contribution in next fiscal year	27,000,000
Expected future benefit payments
2013	46,534,000
2014	47,757,000
2015	49,902,000
2016	52,489,000
2017	55,404,000
2018 - 2022	323,016,000
Expected contribution representing benefit payments for unfunded plans during next fiscal year	27,800,000
Pension Benefits | Large Capitalization Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	29.40%	22.10%
Pension Benefits | Large Capitalization Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	20.00%	20.00%
Pension Benefits | Large Capitalization Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	35.00%	35.00%
Pension Benefits | Hormel Foods Corporation Stock
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	5.20%	5.70%
Pension Benefits | Hormel Foods Corporation Stock | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Hormel Foods Corporation Stock | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	10.00%	10.00%
Pension Benefits | Small Capitalization Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	5.70%	11.90%
Pension Benefits | Small Capitalization Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	5.00%	5.00%
Pension Benefits | Small Capitalization Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	19.70%	18.10%
Pension Benefits | International Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Private Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	3.60%	2.50%
Pension Benefits | Private Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Private Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | Equity
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	63.60%	60.30%
Pension Benefits | Equity | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	55.00%	55.00%
Pension Benefits | Equity | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	75.00%	75.00%
Pension Benefits | Fixed Income
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	35.00%	38.30%
Pension Benefits | Fixed Income | Minimum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Fixed Income | Maximum
Pension and other postretirement benefits
Target range of weighted-average asset allocations (as a percent)	45.00%	45.00%
Pension Benefits | Cash equivalents
Pension and other postretirement benefits
Actual weighted-average asset allocations (as a percent)	1.40%	1.40%
Post-retirement Benefits
Expected future benefit payments
2013	21,514,000
2014	21,480,000
2015	21,672,000
2016	21,826,000
2017	21,788,000
2018 - 2022	106,196,000
Expected federal subsidy receipts related to prescription drug benefits per year through 2022	$ 2,800,000